REVENUES	9 Months Ended	13 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
REVENUES
REVENUES

4.REVENUE

The Company generates revenue from the sale of subscriptions and professional services. The Company recognizes revenue when the customer contract and associated performance obligations have been identified, transaction price has been determined and allocated to the performance obligations in the contract and performance obligations have been satisfied. The Company recognizes revenue net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

Subscription Revenue — The Company offers cloud-based, on-demand software solutions, which enable its customers to have constant access to its solutions without the need to manage and support the software and associated hardware themselves. The Company houses the hardware and software in third party facilities and provides its customers with access to the software solutions, along with data security and storage, backup, recovery services and solution support. The Company’s customer contracts typically have a term of three to five years. The Company primarily invoices its customers for subscriptions in advance for annual use of the software solutions. The Company’s payment terms typically require customers to pay within 30 to 90 days from the invoice date.

Professional Services — Professional services revenue is derived primarily from fees for enabling services, including solution consulting and solution deployment. These services are often sold in conjunction with the sale of the Company’s solutions. The Company provides professional services primarily on a time and materials basis, but also on a fixed fee basis. Customers are invoiced for professional services either monthly in arrears or, as with fixed fee arrangements, in advance and upon reaching project milestones. Professional services revenue is recognized over time. For services that are contracted at a fixed price, progress is generally measured based on labor hours incurred as a percentage of the total estimated hours required for complete satisfaction of the related performance obligations. For services that are contracted on time and materials or a prepaid basis, progress is generally based on actual labor hours expended. These input methods (e.g., hours incurred or expended) are considered a faithful depiction of the Company’s efforts to satisfy these service contracts as they represent the performance obligation consumed by the customer and performed by the Company, and therefore reflect the transfer of services to a customer under such contracts.

The Company enters into arrangements with multiple performance obligations, comprised of subscriptions and professional services. Arrangements with customers typically do not provide the customer with the right to take possession of the software supporting the on-demand solutions. The Company primarily accounts for subscription and professional services revenue as separate units of accounting and allocates revenue to each deliverable in an arrangement based on standalone selling price. The Company evaluates the standalone selling price for each element by considering prices the Company charges for similar offerings, size of the order and historical pricing practices.

Total Revenue by Geographic Locations — Revenue by geographic regions consisted of the following:

	Nine months ended November 30,
($ in thousands)	2020	2019
Americas	$239,567	$213,191
Europe	4,304	4,320
Asia Pacific	5,151	3,417
Total revenue	$249,022	$220,928

Revenues by geography are determined based on the region of the Company’s contracting entity, which may be different than the region of the customer. Americas revenue attributed to the United States was 96% during the nine months of fiscal 2021 and 2020. No other country represented more than 10% of total revenue during these periods.

Remaining Performance Obligations — Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty under the contract. Additionally, as a practical expedient of ASC 606, the Company has not disclosed the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. As of November 30, 2020 and February 29, 2020, approximately $514.0 million and $566.8 million of revenue was expected to be recognized from remaining performance obligations, respectively. These amounts are expected to be recognized over the next five years.

Contract Assets and Liabilities — Contract assets primarily represent revenues recognized for performance obligations that have been satisfied but for which amounts have not been billed. Contract assets were $12.2 million and $2.4 million as of November 30, 2020 and February 29, 2020, respectively. Contract liabilities consist of deferred revenue which includes billings in excess of revenue recognized related subscription contracts and professional services. Deferred revenue is recognized as revenue when the Company performs under the contract. Deferred revenue was $76.8 million and $144.7 million as of November 30, 2020 and February 29, 2020, respectively. Revenue recognized during the nine months ended November 30, 2020, included in deferred revenue at the beginning of the period was $121.2 million.

Sales Commissions — With the adoption of ASC 606 and ASC 340‑40, the Company began deferring and amortizing sales commissions that are incremental and directly related to obtaining customer contracts. Amortization expense of $3.1 million and $0.7 million was recorded in sales and marketing expense on the condensed consolidated statements of comprehensive loss for the nine months ended November 30, 2020 and 2019, respectively. Certain sales commissions that would have an amortization period of less than a year are expensed as incurred in sales and marketing expense.

3. REVENUES

Total Revenue by Geographic Locations — Revenue by geographical regions consisted of the following (in thousands):

	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
Americas	$293,751	$197,245
Europe	6,271	3,594
Asia Pacific	5,080	368

Revenues by geography are determined based on the region of the Company’s contracting entity, which may be different than the region of the customer. Americas revenue attributed to the United States was approximately 96 percent and 98 percent during fiscal 2020 and 2019, respectively. No other country represented more than ten percent of total revenue during fiscal 2020 and 2019, respectively.

Contract Assets — As described in Note 1, subscription revenue is generally recognized ratably over the life of the contract. The Company records a contract asset when revenue recognized on a contract exceeds billings. Contract assets were $2.4 million and $1.8 million at February 29, 2020, and February 28, 2019, respectively, and are included in accounts receivable in the accompanying consolidated balance sheets.

Deferred Revenue — Deferred revenue represents amounts that have been invoiced in advance of revenue recognition. Current deferred revenue is recognized within the next twelve months from the balance sheet date. Current deferred revenue was $142.0 million and $73.0 million at February 29, 2020, and February 28, 2019, respectively. Long-term deferred revenue that will be recognized in periods beyond twelve months from the balance sheet date was $2.7 million and $3.8 million at February 29, 2020, and February 28, 2019, respectively. Revenue recognized during fiscal 2020 and fiscal 2019 that was included in deferred revenue at the beginning of those periods was $71.4 million and $66.9 million, respectively.

Remaining Performance Obligations — As of February 29, 2020, $566.8 million of revenue is expected to be recognized from remaining performance obligations for subscription contracts over the next five years. Remaining performance obligations for professional services contracts are recognized within one year or less.